Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Our business activity to date has been focusing on the healthcare field and have not yet adopted formal cybersecurity risk management programs or formal processes for assessing cybersecurity risks. We understand the importance of managing material risks from cybersecurity threats and are committed, as part of our continuing growth, to implementing and maintaining an adequate information security program to manage such risks and safeguard our systems and data.

We currently manage our cybersecurity risk through a variety of practices that are applicable to all users of our information technology and information assets, including our employees and contractors. We use a combination of technology, policies, training, and monitoring to promote security awareness and prevent security incidents.

Due to the early stage of development of our projects, we believe have limited exposure to cyber threats other than emails and project data storage.

We have not, as of the date of this annual report, experienced a cybersecurity threat or incident in the last three years, that materially affected or is reasonably likely to affect our business, results of operations, or financial condition. However, there can be no guarantee that we will not experience such an incident in the future.

Our board of directors oversees cybersecurity risk as part of its role of overseeing enterprise-wide risk.

Cybersecurity Risk Role of Management [Text Block]	We currently manage our cybersecurity risk through a variety of practices that are applicable to all users of our information technology and information assets, including our employees and contractors.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

We have not, as of the date of this annual report, experienced a cybersecurity threat or incident in the last three years, that materially affected or is reasonably likely to affect our business, results of operations, or financial condition. However, there can be no guarantee that we will not experience such an incident in the future.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors oversees cybersecurity risk as part of its role of overseeing enterprise-wide risk.